27 Right-of-use asset and lease liability (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right of Use Asset And Lease Liability [Abstract]
Initial adoption on beginning	R$ 96,604	R$ 118,022
Additions	103,571	9,353
Remeasurement Adjustment	1,406	3,884
Charges	10,528	9,675
Amortization - principal	(51,761)	(30,946)
Payment - charges	(7,577)	(9,130)
Baixas		(4,254)
Write-offs	(2,670)
Reclassification	(11,740)
Initial adoption on end	138,361	R$ 96,604
Current	41,193
Noncurrent	R$ 97,168